Goodwill and Intangibles, net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Impairment charge			$ 51.8
Accumulated other comprehensive income (loss)			168.7	$ (112.6)
Dispositions				5.4
Amortization expense			11.7	4.1
Negative amortization			22.5	10.7
Net (loss) income			(36.1)	179.9
Insurance
Finite-Lived Intangible Assets [Line Items]
Impairment charge			47.3
Book value of segment operating entity			503.6
Accumulated other comprehensive income (loss)			198.9
Net income (loss), before goodwill impairment			98.7
Increase (decrease) in AOCI			288.0
Dispositions				0.0
Net (loss) income			51.4
Book value, net of goodwill impairment			456.3
Telecom
Finite-Lived Intangible Assets [Line Items]
Impairment charge			4.5
Dispositions				0.0
Insurance Contracts Acquired in Business Combination
Finite-Lived Intangible Assets [Line Items]
Negative amortization			(23.5)	$ (12.8)
FCC licenses
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, period increase			15.6
Intangible assets acquired			18.2
Impairment of indefinite-lived assets			2.3
Gain (loss) on sale of intangible assets			$ (0.3)
BeneVir Biopharm, Inc.
Finite-Lived Intangible Assets [Line Items]
Dispositions		$ 3.6
704Games
Finite-Lived Intangible Assets [Line Items]
Dispositions	$ 1.8